Deposits by Banks (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of deposits from banks [abstract]
Schedule of Deposits by Banks	Includes drawdown from the TFS of £10.8bn (2019: £10.8bn) and drawdown from the TFSME of